Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2022
Assets
Money Market Account	$1,300,624	$1,300,624	$—	$—
Mutual Funds held in Trust Account	$51,869,623	$51,869,623	$—	$—
Liabilities
Private Warrant Liability	$844,484	$—	$—	$844,484
Subscription Warrant Liability	$5,445,673	$—	$—	$5,445,673

December 31, 2021
Assets
Money Market Account	$350,455	$350,455	$—	$—
Mutual Funds held in Trust Account	$203,282,989	$203,282,989	$—	$—
Liabilities
Private Warrant Liability	$4,188,221	$—	$—	$4,188,221

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Money Market Account	$350,455	$350,455	$—	$—
Mutual Funds held in Trust Account	$203,282,989	$203,282,989	$—	$—
Liabilities
Private Warrant Liability	$3,986,012	$—	$—	$3,986,012

December 31, 2020
Assets
Money Market Account	$3,092,771	$3,092,771	$—	$—
Mutual Funds held in Trust Account	$203,262,660	$203,262,660	$—	$—
Liabilities
Private Warrant Liability	$10,763,361	$—	$—	$10,763,361

Schedule of key inputs into the Monte Carlo simulation
Inputs	As of June 30, 2022	As of December 31, 2021
Risk-free interest rate	3.02%	1.30%
Expected term remaining (years)	5.34	5.50
Expected volatility	7.4%	7.6%
Stock price	$10.250	$10.020
Inputs	As of June 30, 2022	As of May 9, 2022 (Initial Measurement)	As of April 27, 2022 (Initial Measurement)	As of April 4, 2022 (Initial Measurement)	As of March 23, 2022 (Initial Measurement)	As of March 21, 2022 (Initial Measurement)
Risk-free interest rate	3.00%	2.92%	2.80%	2.57%	2.33%	2.33%
Market debt rate(1)	9.50%	7.49%	6.75%	6.09%	N/A	N/A
Expected term remaining (years)	4.42	4.56	4.60	4.66	4.44	4.44
Expected volatility	1.0%	1.0%	1.0%	1.0%	2.5%	2.4%
Stock price	$10.250	$10.220	$10.220	$10.170	$10.080	$10.080

(1)      The Company revised its valuation technique to incorporate the market debt rate as a significant input to the Monte Carlo simulation for the valuation of the Subscription Warrants as of June 30, 2022, May 9, 2022, April 27, 2022, and April 4, 2022. In the case that the Subscription Warrants were exercised, the risk-free interest rate was used. In the case that the put option was exercised, the market debt rate was used. The risk-free interest rate was used in both scenarios in the Monte Carlo simulation for the valuation of the Subscription Warrants as of March 23, 2022 and March 21, 2022.

Inputs	As of December 31, 2021	As of December 31, 2020
Risk-free interest rate	1.30%	0.52%
Expected term remaining (years)	5.50	6.12
Expected volatility	7.6%	24.2%
Stock price	$10.020	$9.625

Schedule of change in the fair value of the Private Warrant liability
Fair value as of December 31, 2020	$10,763,361
Change in fair value	(3,897,673)
Fair value as of March 31, 2021	6,865,688
Change in fair value	(233,873)
Fair value as of June 30, 2021	$6,631,815
Fair value as of December 31, 2021	$4,188,221
Fair value of Subscription Warrants at issuance on March 21, 2022	5,370,185
Fair value of Subscription Warrants at issuance on March 23, 2022	337,991
Change in fair value	(2,793,557)
Fair value as of March 31, 2022	7,102,840
Fair value of Subscription Warrants at issuance on April 4, 2022	341,967
Fair value of Subscription Warrants at issuance on April 27, 2022	417,037
Fair value of Subscription Warrants at issuance on May 9, 2022	162,003
Change in fair value	(1,733,690)
Fair value as of June 30, 2022	$6,290,157

Fair value as of August 7, 2020	$—
Fair value as of issuance on December 28, 2020	9,631,197
Change in fair value	1,132,164
Fair Value as of December 31, 2020	10,763,361
Change in fair value	(6,575,140)
Fair value as of December 31, 2021	$4,188,221